Consolidating Financial Information - Schedule of Income Statement Information (Detail) - USD ($) $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, Net	$ 787.8	$ 863.0	$ 757.2	$ 602.6	$ 729.7	$ 908.8	$ 786.3	$ 613.5
Revenues:
Net sales	787.8	862.9	756.5	602.3	729.6	907.6	784.7	607.5		$ 3,009.5	$ 3,029.4	$ 2,640.9
Net investment income										1.1	8.9	20.7
Total revenues										3,010.6	3,038.3	2,661.6
Operating costs and expenses:
Cost of goods sold										1,833.5	1,791.7	1,650.6
Selling, acquisition, operating and general expenses										894.1	911.7	1,059.8
Total operating costs and expenses										2,727.6	2,703.4	2,710.4
Operating income										283.0	334.9	(48.8)
Interest expense										(309.9)	(334.5)	(321.7)
Deconsolidation, Gain (Loss), Amount										0.0	0.0	38.5
Other (expense) income, net										(4.2)	8.8	15.0
Income (loss) from continuing operations before income taxes										(31.1)	9.2	(317.0)
Income tax expense										38.1	(58.4)	1.3
Net income (loss) from continuing operations	24.0	39.8	(51.4)	260.8	36.2	(93.0)	15.9	7.0		273.2	(33.9)	(512.4)
Less: Net income attributable to noncontrolling interest										167.2	164.9	44.4
Net income (loss) attributable to controlling interest	(26.2)	2.1	(82.1)	212.2	(7.3)	(132.9)	(24.7)	(33.9)		106.0	(198.8)	(556.8)
Net income (loss) attributable to common and participating preferred stockholders										106.0	(198.8)	(556.8)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	47.3	36.0	(44.0)	303.1	60.3	(421.2)	133.4	126.0		342.4	(101.5)	(194.1)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (23.3)	$ 3.8	$ (7.4)	$ (42.3)	$ (24.1)	$ 328.2	$ (117.5)	$ (119.0)		(69.2)	67.6	(318.3)
Consumer Products Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, Net												0.0
Revenues:
Net sales										3,009.5	3,029.4	2,598.2
Total revenues										3,009.5	3,029.4	2,598.2
Operating costs and expenses:
Cost of goods sold										1,833.5	1,791.7	1,619.7
Selling, acquisition, operating and general expenses										847.9	820.0	732.3
Total operating costs and expenses										2,681.4	2,611.7	2,352.0
Operating income										328.1	417.7	246.2
Equity in net income of subsidiaries												0.0
Interest expense										(160.9)	(182.0)	(185.8)
Interest Income From Affiliates												0.0
Other (expense) income, net										(4.9)	(4.6)	(4.0)
Income (loss) from continuing operations before income taxes										162.3	231.1	56.4
Income tax expense										37.3	(50.0)	5.6
Net income (loss) from continuing operations									$ 297.1	125.0	357.7	149.4
Less: Net income attributable to noncontrolling interest										123.6	151.1	62.7
Net income (loss) attributable to controlling interest										173.5	206.6	86.7
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										172.1	76.6	98.6
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											281.1	50.8
Corporate and Other [Member]
Revenues:
Net sales												42.7
Net investment income										1.1	8.9	20.7
Total revenues										1.1	8.9	63.4
Operating costs and expenses:
Cost of goods sold												30.9
Selling, acquisition, operating and general expenses										46.8	91.7	327.5
Total operating costs and expenses										46.8	91.7	358.4
Operating income										(45.7)	(82.8)	(295.0)
Equity in net income of subsidiaries										297.1	43.0	(232.4)
Interest expense										(148.3)	(144.3)	(125.9)
Interest Income From Affiliates										11.4	(12.2)	(29.6)
Deconsolidation, Gain (Loss), Amount												38.5
Other (expense) income, net										0.7	11.1	29.8
Income (loss) from continuing operations before income taxes										115.2	(185.2)	(614.6)
Income tax expense										9.3	18.9	(17.5)
Net income (loss) from continuing operations										105.9
Less: Net income attributable to noncontrolling interest										(0.1)	(5.3)	(40.3)
Net income (loss) attributable to controlling interest										106.0	(198.8)	(556.8)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										0.0	0.0	0.0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											(204.1)	(597.1)
Discontinued Operations, Held-for-sale [Member]
Revenues:
Total revenues										0.0	0.0
Operating costs and expenses:
Operating income										0.0	0.0
Net income (loss) from continuing operations										170.3	(178.1)
Less: Net income attributable to noncontrolling interest										43.7	19.1
Net income (loss) attributable to controlling interest										126.6	(197.2)	(314.7)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										170.3	(178.1)
Intersegment Eliminations [Member]
Revenues:
Total revenues												0.0
Operating costs and expenses:
Selling, acquisition, operating and general expenses										(0.6)
Total operating costs and expenses										(0.6)
Operating income										0.6	0.0	0.0
Equity in net income of subsidiaries										(297.1)	(43.0)	232.4
Interest expense										(0.7)	(8.2)	(10.0)
Interest Income From Affiliates										(11.4)	12.2	29.6
Deconsolidation, Gain (Loss), Amount												0.0
Other (expense) income, net											2.3	(10.8)
Income (loss) from continuing operations before income taxes										(308.6)	(36.7)	241.2
Income tax expense										(8.5)	(27.3)	13.2
Net income (loss) from continuing operations										(300.1)
Less: Net income attributable to noncontrolling interest												0.0
Net income (loss) attributable to controlling interest										(300.1)	(9.4)	228.0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										0.0	0.0	0.0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											(9.4)	228.0
Consolidated Entities
Revenues:
Net sales										3,009.5	3,029.4	2,640.9
Net investment income										1.1	8.9	20.7
Total revenues										3,010.6	3,038.3	2,661.6
Operating costs and expenses:
Cost of goods sold										1,833.5	1,791.7	1,650.6
Selling, acquisition, operating and general expenses										894.1	911.7	1,059.8
Total operating costs and expenses										2,727.6	2,703.4	2,710.4
Operating income										283.0	334.9	(48.8)
Equity in net income of subsidiaries												0.0
Interest expense										(309.9)	(334.5)	(321.7)
Interest Income From Affiliates												0.0
Deconsolidation, Gain (Loss), Amount												38.5
Other (expense) income, net										(4.2)	8.8	15.0
Income (loss) from continuing operations before income taxes										(31.1)	9.2	(317.0)
Income tax expense										38.1	(58.4)	1.3
Net income (loss) from continuing operations										273.2	(33.9)	(512.4)
Less: Net income attributable to noncontrolling interest										167.2	164.9	44.4
Net income (loss) attributable to controlling interest										106.0	(198.8)	(556.8)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										342.4	(101.5)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										(69.2)	67.6
Parent Company [Member]
Revenues:
Total revenues										0.0	0.0	0.0
Operating costs and expenses:
Operating income										(40.4)	(50.9)	(100.6)
Equity in net income of subsidiaries										497.8	(214.8)	(357.2)
Interest expense										(144.1)	(143.1)	(124.2)
Other (expense) income, net										1.3	2.0	15.2
Income (loss) from continuing operations before income taxes										314.6	(406.8)	(558.3)
Income tax expense										208.6	(208.0)	(1.5)
Net income (loss) from continuing operations										106.0	(198.8)	(556.8)
Parent Company [Member] | Discontinued Operations, Held-for-sale [Member]
Revenues:
Net sales												0.0
Net investment income												0.0
Total revenues												0.0
Operating costs and expenses:
Cost of goods sold												0.0
Selling, acquisition, operating and general expenses												0.0
Total operating costs and expenses												0.0
Operating income												0.0
Equity in net income of subsidiaries												0.0
Interest expense												0.0
Interest Income From Affiliates												0.0
Deconsolidation, Gain (Loss), Amount												0.0
Other (expense) income, net												0.0
Income (loss) from continuing operations before income taxes												0.0
Income tax expense												0.0
Net income (loss) from continuing operations												(292.7)
Less: Net income attributable to noncontrolling interest												22.0
Net income (loss) attributable to controlling interest										$ 227.1	$ (153.0)	(257.5)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest												(292.7)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest												$ 0.0